Income/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Income/(Loss) per share
Schedule of basic and diluted net income/(loss) per ordinary share

	For the Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net (loss)/income attributable to Jianpu’s shareholders-basic and diluted	(26,772)	106,131	32,092	4,589
Numerator for basic net (loss)/income per share	(26,772)	106,131	32,092	4,589
Numerator for diluted net (loss)/income per share	(26,772)	106,131	32,092	4,589
Denominator:
Denominator for basic net (loss)/income per share	424,612,125	399,454,434	387,204,389	387,204,389
Denominator for diluted net (loss)/income per share	424,612,125	410,098,257	409,383,114	409,383,114
Net income/(loss) per ordinary share:
Basic	(0.06)	0.27	0.08	0.01
Diluted	(0.06)	0.26	0.08	0.01